Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	May 2011 6/15/2011 5
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,962,519.01

Principal:
Principal Collections	$21,929,746.24
Prepayments in Full	$11,850,916.32
Liquidation Proceeds	$391,817.69
Recoveries	$1,092.17

Sub Total	$34,173,572.42

Collections	$38,136,091.43

Purchase Amounts:
Purchase Amounts Related to Principal	$107,547.07
Purchase Amounts Related to Interest	$604.83

Sub Total	$108,151.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$38,244,243.33

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	May 2011 6/15/2011 5
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,244,243.33
Servicing Fee	$868,419.00	$868,419.00	$0.00	$0.00	$37,375,824.33
Interest — Class A-1 Notes	$16,283.22	$16,283.22	$0.00	$0.00	$37,359,541.11
Interest — Class A-2 Notes	$143,013.33	$143,013.33	$0.00	$0.00	$37,216,527.78
Interest — Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$36,945,493.61
Interest — Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$36,681,507.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,681,507.36
Interest — Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$36,615,184.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,615,184.69
Interest — Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$36,566,518.19
Third Priority Principal Payment	$7,351,874.61	$7,351,874.61	$0.00	$0.00	$29,214,643.58
Interest — Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$29,155,017.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,155,017.83
Regular Principal Payment	$60,260,108.54	$29,155,017.83	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$38,244,243.33

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$7,351,874.61
Regular Principal Payment	$29,155,017.83

Total	$36,506,892.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$36,506,892.44	$143.16	$16,283.22	$0.06	$36,523,175.66	$143.22
Class A-2 Notes	$0.00	$0.00	$143,013.33	$0.52	$143,013.33	$0.52
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$36,506,892.44	$32.10	$868,931.89	$0.76	$37,375,824.33	$32.87

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	May 2011 6/15/2011 5
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$67,611,983.15	0.2651450	$31,105,090.71	0.1219807
Class A-2 Notes	$276,800,000.00	1.0000000	$276,800,000.00	1.0000000
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$949,721,983.15	0.8352068	$913,215,090.71	0.8031018

Pool Information
Weighted Average APR		4.614%		4.602%
Weighted Average Remaining Term		53.25		52.45
Number of Receivables Outstanding		48,932		47,638
Pool Balance		$1,042,102,802.06		$1,007,666,201.09
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$951,302,751.80		$920,080,108.54
Pool Factor		0.8548327		0.8265845
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$15,114,993.02
Yield Supplement Overcollateralization Amount	$87,586,092.55
Targeted Overcollateralization Amount	$90,510,363.16
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$94,451,110.38
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	May 2011 6/15/2011 5
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		135	$156,573.65
(Recoveries)		4	$1,092.17

Net Losses for Current Collection Period			$155,481.48
Cumulative Net Losses Last Collection Period			$215,644.79

Cumulative Net Losses for all Collection Periods			$371,126.27

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.18%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.82%	376	$8,284,701.37
61-90 Days Delinquent	0.07%	32	$693,055.68
91-120 Days Delinquent	0.02%	7	$170,412.44
Over 120 Days Delinquent	0.01%	3	$54,668.56

Total Delinquent Receivables	0.91%	418	$9,202,838.05

Repossession Inventory:

Repossessed in the Current Collection Period		30	$700,055.22
Total Repossessed Inventory		32	$848,300.72

Ratio of Net Losses to the Average Pool Balance for the Collection Period:

Second Preceding Collection Period			0.0900%
Preceding Collection Period			0.1230%
Current Collection Period			0.1820%
Three Month Average			0.1317%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:

Second Preceding Collection Period			0.0416%
Preceding Collection Period			0.0429%
Current Collection Period			0.0882%
Three Month Average			0.0576%